STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share premium [member] The Group [member]		Share premium [member] The Bank [member]	Other reserves [member] The Group [member] Debt securities [member]	Other reserves [member] The Group [member] Equity shares [member]	Other reserves [member] The Group [member]		Other reserves [member] The Bank [member] Debt securities [member]	Other reserves [member] The Bank [member] Equity shares [member]	Other reserves [member] The Bank [member]	Retained earnings [member] The Group [member]		Retained earnings [member] The Bank [member]	Equity attributable to owners of parent [member] The Group [member] Debt securities [member]	Equity attributable to owners of parent [member] The Group [member] Equity shares [member]	Equity attributable to owners of parent [member] The Group [member]		Equity attributable to owners of parent [member] The Bank [member] Debt securities [member]	Equity attributable to owners of parent [member] The Bank [member] Equity shares [member]	Equity attributable to owners of parent [member] The Bank [member]	Other equity interest [member] The Group [member]		Other equity interest [member] The Bank [member]	Non-controlling interests [member] The Group [member]		The Group [member] Debt securities [member]	The Group [member] Equity shares [member]	The Group [member]		The Bank [member] Debt securities [member]	The Bank [member] Equity shares [member]	The Bank [member]
Balance at Dec. 31, 2016		£ 1,574		£ 1,574			£ 8,484				£ 2,593	£ 36,231		£ 50,390			£ 46,289				£ 54,557	£ 3,217		£ 3,217	£ 745				£ 50,251				£ 57,774
Transactions with owners
Dividends (note 38) | Previously stated [member]												(2,650)		(2,650)
Dividends (note 38)												(2,650)		(2,650)			(2,650)				(2,650)				(69)				(2,719)				(2,650)
Distributions on other equity instruments	[1]											(273)		(273)			(273)				(273)								(273)				(273)
Adjustment on vesting of businesses | Previously stated [member]														278
Adjustment on vesting of businesses														278							278												278
Redemption of preference shares | Previously stated [member]												(600)		(600)
Redemption of preference shares		600		600								(600)		(600)
Capital contribution received | Previously stated [member]												432		432
Capital contribution received												432		432			432				432								432				432
Return of capital contributions | Previously stated [member]												(77)		(77)															(77)				(77)
Return of capital contributions												(77)		(77)			(77)				(77)								(77)				(77)
Changes in non-controlling interests																									(387)				(387)
Total transactions with owners		600		600								(3,168)		(3,168)			(2,568)				(2,568)				(456)				(3,024)				(2,568)
Comprehensive income
Profit for the year			[1]					[1]				4,213	[1]	5,353			4,213	[1]			5,353		[1]		90	[1]			4,303	[1]			5,353	[1]
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Post-retirement defined benefit scheme remeasurements, net of tax | Previously stated [member]												482		332
Post-retirement defined benefit scheme remeasurements, net of tax												482		332			482				332								482	[1],[2]			332	[1]
Movements in revaluation reserve in respect of available-for-sale financial assets, net of tax							(100)				(56)						(100)				(56)								(100)				(56)
Share of other comprehensive income of associates and joint ventures	[1]
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Gains and losses attributable to own credit risk, net of tax												(40)		(40)			(40)				(40)								(40)	[1]			(40)	[1]
Movements in cash flow hedging reserve, net of tax							(651)				(291)						(651)				(291)								(651)	[1]			(291)	[1]
Currency translation differences (tax: nil)							(27)				(5)						(27)				(5)								(27)	[1]			(5)	[1]
Total other comprehensive income							(778)				(352)	442		292			(336)				(60)								(336)	[1]			(60)	[1]
Total comprehensive income							(778)				(352)	4,655		5,645			3,877				5,293				90				3,967	[1]			5,293	[1]
Balance (Previously stated [member]) at Dec. 31, 2017		2,174		2,174			7,706				2,241	37,718		53,145			47,598				57,560	3,217		3,217	379				51,194				60,777
Balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017			[1]				(222)	[1]			(170)	(969)	[1]	(302)			(1,191)	[1]			(472)		[1]			[1]			(1,191)	[1]			(472)
Balance at Dec. 31, 2017		2,174		2,174			7,484				2,071	36,749		52,843			46,407				57,088	3,217		3,217	379				50,003				60,305
Transactions with owners
Dividends (note 38)												(11,022)		(11,022)			(11,022)				(11,022)				(36)				(11,058)				(11,022)
Distributions on other equity instruments	[1]											(275)		(275)			(275)				(275)								(275)				(275)
Capital repayment to parent												(2,975)		(2,975)			(2,975)				(2,975)								(2,975)				(2,975)
Capital contribution received												265		265			265				265								265				265
Return of capital contributions												(9)		(9)			(9)				(9)								(9)				(9)
Changes in non-controlling interests																									(305)				(305)
Total transactions with owners												(14,016)		(14,016)			(14,016)				(14,016)				(341)				(14,357)				(14,016)
Realised gains and losses on equity shares held at fair value through other comprehensive income							111				144	(111)		(144)															(98)	[1]			(102)	[1]
Comprehensive income
Profit for the year	[1]											4,182		6,141			4,182				6,141				35				4,217				6,141
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Post-retirement defined benefit scheme remeasurements, net of tax												120		(162)			120				(162)								120	[1],[2]			(162)	[1]
Share of other comprehensive income of associates and joint ventures												8					8												8	[1]
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:					£ (184)	£ (76)			£ (202)	£ (102)					£ (184)	£ (76)			£ (202)	£ (102)							£ (184)	£ (76)			£ (202)	£ (102)
Gains and losses attributable to own credit risk, net of tax												389		389			389				389								389	[1]			389	[1]
Movements in cash flow hedging reserve, net of tax							(463)				(286)						(463)				(286)								(463)	[1]			(286)	[1]
Currency translation differences (tax: nil)							93				(82)						93				(82)								93	[1]			(82)	[1]
Total other comprehensive income							(630)				(672)	517		227			(113)				(445)								(113)	[1]			(445)	[1]
Total comprehensive income							(630)				(672)	4,699		6,368			4,069				5,696				35				4,104	[1]			5,696	[1]
Balance at Dec. 31, 2018		2,174		2,174			6,965				1,543	27,321		45,051			36,460				48,768	3,217		3,217	73				39,750				51,985
Transactions with owners
Dividends (note 38)												(4,100)		(4,100)			(4,100)				(4,100)				(38)				(4,138)				(4,100)
Distributions on other equity instruments												(281)		(281)			(281)				(281)								(281)				(281)
Issue of other equity instruments (note 37)																						1,648		1,648					1,648				1,648
Capital contribution received												229		229			229				229								229				229
Return of capital contributions												(5)		(5)			(5)				(5)								(5)				(5)
Changes in non-controlling interests																									(14)				(14)
Total transactions with owners												(4,157)		(4,157)			(4,157)				(4,157)	1,648		1,648	(52)				(2,561)				(2,509)
Realised gains and losses on equity shares held at fair value through other comprehensive income							(12)				(12)	12		12
Comprehensive income
Profit for the year												2,796		2,446			2,796				2,446				40				2,836				2,446
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Post-retirement defined benefit scheme remeasurements, net of tax												(1,117)		(576)			(1,117)				(576)								(1,117)	[2]			(576)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:					£ (159)	£ 12			£ (178)	£ 12					£ (159)	£ 12			£ (178)	£ 12							£ (159)	£ 12			£ (178)	£ 12
Gains and losses attributable to own credit risk, net of tax												(306)		(306)			(306)				(306)								(306)				(306)
Movements in cash flow hedging reserve, net of tax							446				339						446				339								446				339
Currency translation differences (tax: nil)							(2)				6						(2)				6								(2)				6
Total other comprehensive income							297				179	(1,423)		(882)			(1,126)				(703)								(1,126)				(703)
Total comprehensive income							297				179	1,373		1,564			1,670				1,743				40				1,710				1,743
Balance at Dec. 31, 2019		£ 2,174		£ 2,174			£ 7,250				£ 1,710	£ 24,549		£ 42,470			£ 33,973				£ 46,354	£ 4,865		£ 4,865	£ 61				£ 38,899				£ 51,219

[1]	Restated, see note 1.
[2]	2018 included post-retirement defined benefit scheme remeasurements in the Group's discontinued operations of 37 million (30 million after tax).